Segment and geographic information - Business segments' results (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Segment Reporting Information [Line Items]
Non-interest revenue	¥ 357,194	¥ 260,791	¥ 672,014	¥ 520,137
Net interest revenue	25,357	23,242	45,452	33,846
Net revenue	382,551	284,033	717,466	553,983
Non-interest expenses	254,894	282,455	512,089	540,809
Income (loss) before income taxes	127,657	1,578	205,377	13,174
Retail [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	75,350	83,857	154,373	174,522
Net interest revenue	1,532	1,853	3,149	4,021
Net revenue	76,882	85,710	157,522	178,543
Non-interest expenses	71,621	73,494	144,143	146,403
Income (loss) before income taxes	5,261	12,216	13,379	32,140
Asset Management [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	26,384	25,455	61,597	52,302
Net interest revenue	(708)	(774)	(1,421)	(1,532)
Net revenue	25,676	24,681	60,176	50,770
Non-interest expenses	15,630	15,768	31,988	31,574
Income (loss) before income taxes	10,046	8,913	28,188	19,196
Wholesale [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	134,934	121,965	271,558	236,662
Net interest revenue	21,764	25,695	44,626	48,288
Net revenue	156,698	147,660	316,184	284,950
Non-interest expenses	137,777	142,745	277,256	287,459
Income (loss) before income taxes	18,921	4,915	38,928	(2,509)
Other (Incl. elimination) [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	120,526	29,514	184,486	56,651
Net interest revenue	2,769	(3,532)	(902)	(16,931)
Net revenue	123,295	25,982	183,584	39,720
Non-interest expenses	29,866	50,448	58,702	75,373
Income (loss) before income taxes	¥ 93,429	¥ (24,466)	¥ 124,882	¥ (35,653)